Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents.
Cash and cash equivalents	€ 78,970	€ 85,713	€ 118,925	€ 128,562	€ 138,986	€ 94,775